UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6623

        Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:          06/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)

		Nuveen California Select Tax-Free Income Portfolio (NXC)
		June 30, 2005

Principal			Optional Call		Market
Amount (000)		Description	Provisions*	Ratings**	Value

		Consumer Staples - 1.9%

$ 1,740		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue Bonds,	6/12 at 100.00	BBB	$ 1,755,782
		Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23

		Education and Civic Organizations - 13.0%

1,000		California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 1999P,	12/09 at 101.00	AAA	1,072,070
		5.000%, 12/01/23

2,600		California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2002,	11/11 at 100.00	A2	2,761,486
		5.250%, 11/01/21

1,000		California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series 2002A,	10/12 at 100.00	A2	1,078,540
		5.500%, 10/01/32

3,000		California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone Institutes,	10/11 at 101.00	A-	3,238,020
		Series 2001, 5.500%, 10/01/19

2,000		California State Public Works Board, Lease Revenue Bonds, University of California System, Series	10/12 at 100.00	AAA	2,125,360
		2002A, 5.000%, 10/01/22 - FSA Insured

750		California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH - Irvine	8/12 at 100.00	A	796,448
		East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 - ACA Insured

1,000		Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium	11/11 at 101.00	AAA	1,074,460
		of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

		Healthcare - 8.9%

2,000		California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A+	2,149,140
		Series 2001A, 5.550%, 8/01/31

90		California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	7/15 at 100.00	BBB+	96,024
		System, Series 2005A, 5.250%, 7/01/24

1,880		California Statewide Community Development Authority, Revenue Bonds, Los Angeles Orthopaedic	6/07 at 101.00	AAA	1,984,302
		Hospital Foundation, Series 2000, 5.500%, 6/01/17 - AMBAC Insured

1,500		California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/09 at 102.00	A	1,592,010
		Mission Community Hospital, Series 2001, 5.375%, 11/01/26

1,500		California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula	6/13 at 100.00	AAA	1,645,890
		Hospital, Series 2003B, 5.250%, 6/01/18 - FSA Insured

790		Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	8/05 at 100.00	Baa2	790,087
		Hospitals of Central California, Series 1993, 5.000%, 2/01/23

		Industrials - 1.4%

1,250		California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	1,325,563
		Services Inc., Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory put 12/01/17)

		Long-Term Care - 1.7%

1,500		ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A	1,592,940
		Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22

		Tax Obligation/General - 21.9%

		California, General Obligation Bonds, Series 2003:
500		5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	546,130
1,450		5.250%, 2/01/21	8/13 at 100.00	A	1,595,247
1,000		5.250%, 2/01/22 - CIFG Insured	8/13 at 100.00	AAA	1,085,960

		California, General Obligation Bonds, Series 2004:
750		5.000%, 2/01/23	2/14 at 100.00	A	796,462
800		5.125%, 4/01/25	4/14 at 100.00	A	856,400

2,000		Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	2,183,320
		2002A, 5.000%, 8/01/21 - FGIC Insured

		Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds,
		School District Program, Series 1999A:
4,650		0.000%, 8/01/16 - MBIA Insured	No Opt. Call	AAA	2,968,374
1,750		0.000%, 2/01/17 - MBIA Insured	No Opt. Call	AAA	1,082,393
2,375		0.000%, 8/01/17 - MBIA Insured	No Opt. Call	AAA	1,438,823
2,345		0.000%, 2/01/18 - MBIA Insured	No Opt. Call	AAA	1,377,828

395		Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	425,636
		Series 2005A, 5.000%, 6/01/26 - FSA Insured

		Mountain View-Los Altos Union High School District, Santa Clara County, California, General
		Obligation Capital Appreciation Bonds, Series 1995C:
1,015		0.000%, 5/01/17 - MBIA Insured	No Opt. Call	AAA	621,312
1,080		0.000%, 5/01/18 - MBIA Insured	No Opt. Call	AAA	627,901

1,500		San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series	7/13 at 101.00	AAA	1,690,410
		2003E, 5.250%, 7/01/24 - FSA Insured

		San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
		Bonds, Series 2005A:
100		5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	107,892
150		5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	161,838

2,565		Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series 2005A,	9/15 at 100.00	AAA	2,769,661
		5.000%, 9/01/26 - FSA Insured

		Tax Obligation/Limited - 14.8%

1,000		Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series	10/13 at 100.00	AA	1,090,440
		2003, 5.625%, 10/01/33 - RAAI Insured

		California, Economic Recovery Revenue Bonds, Series 2004A:
1,250		5.000%, 7/01/15	7/14 at 100.00	AA-	1,385,075
1,000		5.000%, 7/01/16	7/11 at 100.00	AA-	1,083,680

1,000		California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A-	1,109,580
		State Hospital, Series 2004A, 5.500%, 6/01/23

3,500		California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Calipatria	No Opt. Call	AAA	4,321,800
		State Prison, Series 1991A, 6.500%, 9/01/17 - MBIA Insured

1,400		Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	A-	1,547,798
		Asset-Backed Bonds, Series 2003B, 5.500%, 6/01/33

90		Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	97,572
		9/01/20 - XLCA Insured

1,300		Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch,	8/12 at 101.00	N/R	1,353,183
		Series 2004A, 5.625%, 8/15/34

605		Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	699,997
		5.400%, 11/01/20 - MBIA Insured

1,000		Santa Clara County Board of Education, California, Certificates of Participation, Series 2002,	4/12 at 101.00	AAA	1,058,850
		5.000%, 4/01/25 - MBIA Insured

		Transportation - 11.8%

1,150		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/10 at 100.00	BBB-	1,097,986
		5.000%, 1/01/35

5,000		Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%, 8/01/17	8/11 at 100.00	AAA	5,470,600
		(Alternative Minimum Tax) - AMBAC Insured

3,305		Palm Springs Financing Authority, California, Palm Springs Regional Airport Revenue Bonds, Series	7/05 at 100.00	AAA	3,313,196
		1992, 6.000%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured

1,000		Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 - FGIC Insured	11/12 at 100.00	AAA	1,095,370

		U.S. Guaranteed *** - 6.5%

500		Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds,	8/12 at 100.00	AA***	528,830
		Series 2002A, 5.000%, 8/01/26 (Pre-refunded to 8/01/12)

750		California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2002A,	8/09 at 100.00	A1***	790,635
		5.500%, 8/01/32 (Pre-refunded to 8/01/09)

2,500		California Health Facilities Financing Authority, Insured Hospital Revenue Bonds, Scripps Memorial	10/05 at 100.00	AAA	2,523,175
		Hospital, Series 1992A, 6.400%, 10/01/12 (Pre-refunded to 10/01/05) - MBIA Insured

2,000		North Orange County Community College District, California, General Obligation Bonds, Series 2002A,	8/12 at 101.00	AAA	2,232,040
		5.000%, 8/01/22 (Pre-refunded to 8/01/12) - MBIA Insured

		Utilities - 9.2%

		California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,000		5.750%, 5/01/17	5/12 at 101.00	A2	2,255,280
2,000		5.125%, 5/01/19	5/12 at 101.00	A2	2,155,400

200		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	218,302
		5.000%, 7/01/21 - MBIA Insured

2,550		M-S-R Public Power Agency, California, Revenue Bonds, San Juan Project, Series 1991E, 6.000%,	7/05 at 100.00	AAA	2,592,840
		7/01/22 - MBIA Insured

1,225		Turlock Irrigation District, California, Revenue Refunding Bonds, Series 1992A, 6.250%, 1/01/12 -	No Opt. Call	AAA	1,389,395
		MBIA Insured

		Water and Sewer - 7.7%

2,160		California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled	10/11 at 101.00	AAA	2,345,198
		Financing Program, Series 2001B, 5.125%, 10/01/22 - FSA Insured

2,800		Los Angeles, California, Wastewater System Revenue Bonds, Series 1998A, 5.000%, 6/01/23 - FGIC	6/08 at 101.00	AAA	2,949,604
		Insured

825		South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	BBB	836,937
		Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24

1,000		Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project,	7/13 at 100.00	BBB+	1,061,720
		Series 2003, 5.625%, 7/01/43

$ 91,135		Total Long-Term Investments (cost $85,973,058) - 98.8%			92,018,192

		Other Assets Less Liabilities - 1.2%			1,145,351

		Net Assets - 100%			$93,163,543

	*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
		may be other call provisions at varying prices at later dates.
	**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
	***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
		securities which ensures the timely payment of principal and interest. Such securities are normally considered
		to be equivalent to AAA rated securities.
	N/R	Investment is not rated.

		Income Tax Information

		The following information is presented on an income tax basis. Differences between amounts for financial statement
		and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
		discount securities and timing differences in recognizing certain gains and losses on investment transactions.

		At June 30, 2005, the cost of investments was $85,972,277.

		Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as
		follows:

		Gross unrealized:
		Appreciation			$6,048,887
		Depreciation			(2,972)

		Net unrealized appreciation of investments			$6,045,915

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         08/26/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         08/26/05

* Print the name and title of each signing officer under his or her signature.